Dividend	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Dividend
3 2 .	Dividend
The dividends paid by the Group in 2021, 2020 and 2019 were
￦
326,487 million (
￦
1,350
per share), ￦ 269,766 million (￦ 1,100 per share), ￦
269,659 million (
￦
1,100
per share), respectively. A dividend in respect of the year ended December 31, 2021, of ￦
1,910
per share, amounting to a total dividend of ￦
450,394
million, was approved at the shareholders’ meeting on March 31, 2022.